FINANCIAL INSTRUMENTS AND RISKS DISCLOSURE: Categories of financial instruments, table (Tables)	12 Months Ended
Jan. 31, 2025
Tables/Schedules
Categories of financial instruments, table

As at:	January 31, 2025	January 31, 2024
Financial assets:
FVTPL
Cash	$264,778	$25,699
Financial liabilities:
Amortized cost
Accounts payable	$205,071	$173,954
Accrued liabilities	$95,343	$51,893
Due to related parties	$631,158	$600,223
Notes payable	$2,039,862	$2,561,691